Note 2 - Summary of Significant Accounting Policies - Property and Equipment by Geographical Location (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment	$ 1,422	$ 184
CHINA
Property and Equipment	98	45
UNITED STATES
Property and Equipment	$ 1,324	$ 139